Related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions
The below table provides an analysis of related party receivable balances for periods presented in this report.

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Related party loans and interest (d)	489	476
Deferred consideration arrangements (e)	45	59
Convertible bond (f)	49	43
Trading balances (g)	103	138
Total related party receivables	686	716
Of which:
Amounts due from related parties - current	141	177
Amounts due from related parties - non current	545	539

(d) We have loan receivables outstanding from SeaMex and Seabras Sapura. We have summarized the amounts outstanding in the table below:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
SeaMex seller's credit and loans receivable	409	398
Seabras loans receivable	80	78
Total related party loans and interest	489	476

SeaMex loans include (i) $250 million "sellers credit" provided to SeaMex in March 2015 which matures in December 2019, (ii) $45 million working capital loan advanced in November 2016 and (iii) $114 million accrued interest on the above loans and other funding. The sellers credit and working capital loan both earn interest at 6.5%. The sellers credit is subordinated to SeaMex's external debt facility, which matures in March 2022. As such, we have classified this balance as non-current on our Consolidated Balance Sheet.

Seabras loans include a series of loan facilities that we extended to Seabras Sapura between May 2014 and December 2016. The $80 million balance shown in the table above includes (i) $70 million of loan principal and (ii) $10 million of accrued interest. The loans are repayable on demand, subject to restrictions on Seabras Sapura's external debt facilities. We earn interest of between 3.4% - LIBOR + 3.99% on the loans, depending on the facility.

In addition to the Seabras loans referred above, we have made certain other shareholder loans to Seabras Sapura, which we classify as part of our equity method investment in Seabras Sapura. See Note 12 – Investment in associated companies for further details.

(e) Deferred consideration arrangements include receivables due to us from Seadrill Partners from the sale of the West Vela and the West Polaris to Seadrill Partners in November 2014 and June 2015 respectively. We have summarized amounts due for each period in the table below:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
West Vela - Mobilization receivable	24	31
West Vela - Share of dayrate	21	27
West Polaris	—	1
Total deferred consideration receivable	45	59

On adoption of fresh start accounting, we recorded receivables for West Vela share of dayrate and West Polaris earnout. These amounts were previously accounted for as gain contingencies so were only recognized when realized. Under fresh start accounting, the receivables were recognized at fair value of $29 million and $1 million respectively and the gain was recognized in reorganization items.

We recorded the following gains on other operating income for these arrangements:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
West Vela earn out realized	—	3	—	7
Total contingent consideration recognized	—	3	—	7

(f) On April 26, 2017, we converted $146 million, including accrued interest and fees, in subordinated loans provided to Archer into a $45 million convertible loan. The subordinated convertible loan bears interest of 5.5%, matures in December 2021 and has a conversion right into equity of Archer Limited in 2021.

The loan receivable is a convertible debt instrument comprised of a debt instrument and a conversion option, classed as an embedded derivative. Both elements are measured at fair value at each reporting date. As at June 30, 2019 (Successor), the fair value of the convertible debt instrument was $49 million of which the split between debt and embedded derivative option was $49 million and nil respectively.

The fair value gain/(loss) on the convertible bond for periods presented is summarized below:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Fair value gain of Archer debt component	1	2	6	2
Fair value gain of Archer embedded conversion option	—	7	—	4

(g) Trading balances primarily comprise receivables from Seadrill Partners and SeaMex for related party management fees. In addition, certain receivables and payables arise when we pay an invoice on behalf of Seadrill Partners or SeaMex and vice versa. Receivables and payables are generally settled quarterly in arrears.
The below table provides an analysis of related party operating expenses for periods presented in this report.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Related party inventory purchases	—	2	—	3
Other related party operating expenses	1	1	1	1
Total related party operating expenses	1	3	1	4
Related party liabilities are presented in our Consolidated Balance Sheet as follows:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Related party loans payable (h)	232	222
Trading balances (i)	12	39
Total related party liabilities	244	261
Of which:
Amounts due to related parties - current	12	39
Long-term debt due to related parties	232	222

(h) Related party loans include related party loans from Ship Finance to the Ship Finance subsidiaries that we consolidated as variable interest entities (see Note 23 – Variable Interest Entities (VIEs) for further details).

The loans bear interest at a fixed rate of 4.5% per annum and mature between 2023 and 2029. The total interest expense incurred for the three months ended June 30, 2019 (Successor) was $3 million and the six months ended June 30, 2019 (Successor) was $7 million. For the three months ended June 30, 2018 (Predecessor) the total interest expense incurred was $3 million and the six months ended June 30, 2018 (Predecessor) was $7 million.

(i) Trading balances primarily include related party payables due from our Ship Finance variable interest entities to Ship Finance and trading balances due from us to SeaMex and Seadrill Partners.
The below table provides an analysis of related party financial income for periods presented in this report.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Interest income (c)	7	6	15	13
Other	—	1	—	1
Total related party financial items	7	7	15	14

(c) We earn interest income on our related party loans to SeaMex and Seabras Sapura (see below).
The below table provides an analysis of related party revenues for periods presented in this report.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Management fees revenues (a)	21	20	42	41
In country support services revenues	—	1	—	1
Related party inventory sales	1	—	1	1
Total related party operating revenues	22	21	43	43

(a) We provide management and administrative services to Seadrill Partners and SeaMex and operation and technical support services to Seadrill Partners, SeaMex and Northern Drilling. We charge our affiliates for support services provided either on a cost-plus mark up or dayrate basis.

(b) In addition to the amounts shown above, we recognized reimbursable revenues from Northern Drilling and Sonangol of $33 million in the three months ended June 30, 2019 and $50 million in the six months ended June 30, 2019 for work to perform the first mobilization of the Northern Drilling rig, West Mira, and Sonangol rigs, Libongos and Quenguela.